UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-08006

                          Scudder MG Investments Trust
                          ----------------------------
               (Exact name of registrant as specified in charter)


                                One South Street
                               Baltimore, MD 21202
                               -------------------
               (Address of principal executive offices) (Zip code)


                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                           ---------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 295-2663
                                                     --------------

Date of fiscal year end:  10/31
                          -----

Date of reporting period:  7/31/04
                         ---------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Scudder Short Term Municipal Bond Fund
Investment Portfolio as of July 31, 2004 (Unaudited)

                                                                    Principal
                                                                    Amount ($)  Value ($)
                                                                    ----------  ---------

Municipal Investments 99.5%
Alabama 0.6%
Alabama, Housing Finance Authority, Multi-Family Housing
Revenue, The Club Apartments, Series I, AMT, 5.65%, 6/1/2008       1,875,000     2,032,800
Alabama, Senior Care Revenue, Special Care Finance Authority,
ETM, 5.0%, 11/1/2005                                                 655,000       669,652
Auburn, AL, GO, 4.85%, 11/1/2011                                     798,934       799,549
Auburn, AL, Industrial Development Revenue Board,
Auburn Hotel Ltd. Project:
Series A, AMT, ETM, 8.0%, 12/1/2004                                  200,000       204,164
Series A, AMT, 8.5%, 12/1/2013                                       500,000       556,495
Auburn, AL, Industrial Development Revenue Board, Auburn Hotel
Ltd. Project, Prerefunded @ 103, Series A, AMT, 8.5%, 12/1/2011       60,000        66,780
Auburn, AL, Industrial Development Revenue, Industrial
Development Board, Series A, AMT:
8.25%, 12/1/2009                                                      95,000       105,429
8.75%, 12/1/2015                                                      25,000        27,905
                                                                               -----------
                                                                                 4,462,774

Alaska 0.3%
Palmer, AK, Hospital & Health Care Revenue, Valley Hospital
Association, 5.0%, 12/1/2008 (d)                                   2,250,000     2,368,935

American Samoa 0.1%
Territory of American Samoa, GO, 6.0%, 9/1/2007 (d)                  780,000       841,667

Arizona 3.6%
Arizona, Health Facilities, Authority Hospital System Revenue,
Refunding, ETM, 6.25%, 9/1/2011 (d)                                  505,000       529,927
Casa Grande, AZ, Industrial Development Authority, Multi-Family
Housing Revenue, Quail Gardens Apartments, Series A, 1.11%*,
 6/15/2031                                                           235,000       235,000
Maricopa County, AZ, Industrial Development Authority, Samaritan
Health Services, ETM, 7.15%, 12/1/2004 (d)                         1,115,000     1,136,542
Maricopa County, AZ, Industrial Development Authority, Single
Family Mortgage Revenue, Series 2B, AMT, 1.0%, 3/1/2028              380,000       396,385
Mesa, AZ, Industrial Development Revenue, Industrial Development
 Authority, 7.25%, 10/15/2004                                      5,000,000     5,038,000
Phoenix, AZ, Multi-Family Housing Revenue, Industrial
Development Authority, AMT, 5.625%, 7/1/2013 (d)                     125,000       133,904
Pima County, AZ, Higher Education Revenue, Industrial
Development Authority, Series A, 5.0%, 5/1/2013 (d)                2,745,000     2,821,201
Snowflake, AZ, Sales & Special Tax Revenue, 4.0%, 7/1/2013           655,000       630,438
Tucson, AZ, Multi-Family Housing Revenue, Industrial Development
Authority, Series A, 1.08%*, 1/15/2032                             18,185,000   18,185,000
                                                                               -----------
                                                                                29,106,397

Arkansas 1.8%
Arkansas, Development Finance Authority, Single Family Mortgage
Revenue, Series A, 8.0%, 8/15/2011                                   145,000       145,388
Chicot County, AR, Sales & Special Tax Revenue, Sales & Use
Tax, 4.15%, 7/1/2026 (d)                                             750,000       677,430
Little Rock, AR, Residential Housing & Public Facility Board,
Series B, Zero Coupon, 7/15/2011                                     145,000        92,100
Malvern, AR, Sales & Special Tax Revenue:
2.375%, 9/1/2014 (d)                                                 130,000       130,289
3.375%, 9/1/2013 (d)                                                 150,000       150,570
3.625%, 9/1/2012 (d)                                                 250,000       250,097
Rogers, AR, Sales & Special Tax Revenue, Series A, 4.125%,
9/1/2023 (d)                                                       13,040,000   12,905,297
Springdale, AR, Residential Housing & Healthcare Facility Board,
Series A, 7.65%, 9/1/2011                                             46,347        49,850
                                                                               -----------
                                                                                14,401,021

California 10.4%
Abag, CA, Finance Authority for Nonprofit Corp., Amber Court
Associates, 1.06%*, 12/15/2032                                     5,500,000     5,500,000
Abag, CA, Finance Authority for Nonprofit Corporations, American
Baptist Homes, Series A, 5.5%, 10/1/2007                             190,000       196,074
Allan Hancock, CA, Community College, Certificates of
Participation, Series A, 7.875%, 10/1/2005                           405,000       431,208
California, Affordable Housing, Multi-Family Revenue, Westridge
Hilltop, Series A, 1.06%*, 9/15/2033                               1,450,000     1,450,000
California, Higher Education Revenue, Public Works Board High
Technology, Series A, 7.75%, 8/1/2006                                 40,000        42,126
California, Housing Finance Agency, Series M, AMT, 4.85%,
 8/1/2027 (d)                                                        190,000       190,017
California, Single Family Housing Revenue, Series N, AMT, 5.15%,
8/1/2018 (d)                                                         935,000       935,103
California, Single Family Housing Revenue, Housing Finance Agency,
Series R, AMT, 4.4%, 8/1/2024 (d)                                    300,000       303,456
California, Single Family Housing Revenue, Mortgage Finance Authority:
Series C, 6.75%, 3/1/2024 (c)                                         13,737        13,869
AMT, 6.75%, 3/1/2029                                                 435,000       442,095
Series B, AMT, 7.75%, 9/1/2026                                        42,000        42,444
California, State GO:
4.0%, 12/1/2004                                                    2,000,000     2,017,100
4.25%, 11/1/2006                                                     250,000       260,883
4.4%, 9/1/2004                                                       500,000       501,275
4.55%, 12/1/2006                                                     200,000       209,450
5.0%, 3/1/2005                                                     4,495,000     4,585,484
5.0%, 12/1/2005                                                    3,840,000     3,998,016
5.0%, 6/1/2006                                                     1,500,000     1,577,025
5.0%, 2/1/2008                                                       600,000       642,258
5.25%, 10/1/2004                                                     700,000       704,508
5.25%, 10/1/2005                                                   2,400,000     2,495,760
5.25%, 3/1/2007                                                      575,000       614,186
5.5%, 9/1/2005                                                     1,000,000     1,040,050
5.5%, 10/1/2005                                                      300,000       312,834
6.0%, 10/1/2006                                                      100,000       107,970
6.2%, 9/1/2005                                                       775,000       811,782
6.25%, 9/1/2004                                                      500,000       502,065
6.25%, 6/1/2006                                                      415,000       445,519
6.3%, 9/1/2006                                                       100,000       108,304
6.3%, 10/1/2006                                                      620,000       673,171
6.5%, 9/1/2006                                                       200,000       217,386
6.5%, 2/1/2007                                                       500,000       547,985
6.75%, 6/1/2006                                                    2,000,000     2,164,600
6.75%, 4/1/2007                                                      500,000       553,905
7.0%, 6/1/2005                                                     1,400,000     1,461,460
7.0%, 4/1/2006                                                       335,000       361,576
7.0%, 10/1/2006                                                    1,325,000     1,457,619
7.0%, 2/1/2009                                                       500,000       579,040
7.1%, 6/1/2005                                                     1,000,000     1,044,730
7.2%, 4/1/2005                                                       500,000       518,605
California, State REV Lease, Public Works Board, Department of
Corrections:
Series D, 4.0%, 12/1/2006                                          1,975,000     2,042,901
Series A, 5.25%, 1/1/2007 (d)                                      3,000,000     3,185,550
California, State REV Lease, Statewide Communities Development
Corp., 5.0%, 10/1/2005                                               180,000       184,046
California, Water Resource Development, Series Q, 5.1%, 3/1/2008     170,000       170,478
California Statewide, Communities Development Authority,
Multi-Family Housing Revenue:
4.5%, 1/1/2006 (c) (d)                                               135,000       135,749
AMT, 4.7%, 10/15/2012                                              1,185,000     1,241,975
California Statewide, Communities Development Authority,
Multi-Family Housing Revenue, Citrus Gardens Apartments Project,
4.25%, 7/1/2012                                                      540,000       542,149
California Statewide, Communities Development Authority,
Multi-Family Housing Revenue, Kaiser Permanente, Series G,
2.3%, 4/1/2034                                                     4,000,000     3,950,440
Carlsbad, CA, Multi-Family Housing Revenue, Series A, AMT, 3.7%,
2/1/2013 (e)                                                         640,000       635,194
Delta County, CA, California Home Mortgage Finance, Pacific
Mortgage Backed Securities, Series A, AMT, 6.7%, 6/1/2024 (d)         80,000        81,259
Foster City, CA, Public Housing Revenue, Community Development
Agency Tax Allocation, AMT, 6.75%, 9/1/2020                        1,305,000     1,391,561
Hayward, CA, Multi-Family Housing Revenue, Bay Apartment
Communities, Series A, 1.06%*, 6/15/2025                           2,600,000     2,600,000
Los Angeles, CA, Public Facilities Corp., ETM, 5.4%, 8/1/2007         80,000        83,727
Los Angeles, CA, Harbor Department Revenue, AMT, Series B,
5.25%, 11/1/2011                                                   7,095,000     7,482,032
Orange County, CA, Multi-Family Housing Revenue, Apartment
Development, 1.06%*, 11/1/2008                                     2,400,000     2,400,000
Placer County, CA, Water Agency, Middle Fork Project, 3.75%,
7/1/2012                                                             280,000       279,989
Rohnert Park, CA, Multi-Family Housing Revenue, 1.06%*,
6/15/2025                                                          2,600,000     2,600,000
San Diego, CA, Housing Authority Multi-Family Housing Revenue,
Hollywood Palms Apartments, Series C, AMT, 5.1%, 11/1/2013         1,225,000     1,268,965
San Diego, CA, Sales & Special Tax Revenue, Regional
Transmission Community Sales, Series A, ETM, 6.0%, 4/1/2008        1,280,000     1,384,640
San Joaquin County, CA, Certificate of Participation, General
Hospital Project, 5.25%, 9/1/2014 (d)                              2,475,000     2,679,262
Simi Valley, CA, Multi-Family Housing Revenue, Meadowood Village
Apartments, Mandatory Put @ 100, 5.4%, 2/1/2026 (a)                  700,000       732,956
Southern CA, Electric Revenue, Public Power Authority, 7.0%,
7/1/2009                                                             300,000       306,090
Southern CA, Metropolitan Water District, Water Works Revenue,
Series C, Prerefunded @ 100, 5.0%, 7/1/2027                        6,330,000     6,770,821
Taft, CA, Core City GO Lease, Public Funding Authority,
Series A, 5.95%, 1/1/2011                                          1,750,000     1,883,507
                                                                               -----------

                                                                                84,094,229

Colorado 4.0%
Adams County, CO, Multi-Family Housing Revenue, Series A,
1.08%*, 1/15/2014                                                  6,250,000     6,250,000
Arvada, CO, Industrial Development Authority, Wanco, Inc. Project:
AMT, 5.6%, 12/1/2012 (e)                                             245,000       251,681
AMT, 5.8%, 12/1/2017 (e)                                             355,000       361,582
Aurora CO, Industrial Development Revenue, Series A,
 5.375%, 12/1/2011                                                   365,000       366,865
Aurora, CO, Single Family Mortgage Revenue, Series A, 7.3%,
 5/1/2010                                                             35,000        35,777
Central Platte Valley, CO, Core City GO, Metropolitan District,
Series A, Mandatory Put @ 100, 5.0%, 12/1/2031 (a) (e)             1,750,000     1,843,642
Colorado, Health Facilities Authority Revenue, Vail Valley
Medical Center, 6.6%, 1/15/2020                                      400,000       406,504
Colorado, Housing & Finance Authority, Multi-Family
Medical Center, 6.6%, 1/15/2020
1.08%*, 2/15/2028                                                  1,515,000     1,515,000
Series C, AMT, 3.95%, 10/1/2008                                      800,000       817,504
Colorado, Housing & Finance Authority, Single Family Housing
Program, 4.625%, 11/1/2005                                             5,000         5,031
Colorado, Housing & Finance Authority, Single Family Housing
Revenue, Series B, 4.875%, 4/1/2007                                   70,000        71,158
Colorado, Housing Finance Authority, Single Family Program,
Series B-2, AMT, 6.4%, 11/1/2024                                     240,000       241,193
Colorado, Single Family Housing Revenue, Housing & Finance
Authority, Series A-2, AMT, 7.25%, 5/1/2027                          485,000       491,043
Colorado, Single Family Housing Revenue, Housing & Finance
Authority, AMT:
5.0%, 5/1/2032 (d)                                                 3,000,000     3,134,940
5.2%, 12/1/2005                                                      725,000       750,469
Colorado, Sports, Expo & Entertainment Revenue:
Series A, 5.625%, 12/15/2016 (d)                                     500,000       538,660
Series B, 5.625%, 12/15/2016 (d)                                   1,250,000     1,346,650
Colorado, Superior Metropolitan District No. 1, Water and Sewer
Revenue, Series B, 5.45%, 12/1/2020 (e)                              250,000       252,897
Colorado, Transportation/Tolls Revenue, Public Highway Authority,
Series C, 4.9%, 9/1/2010 (d)                                       4,500,000     4,795,290
Denver, CO, City and County, Medical Facilities Revenue,
5.0%, 8/1/2007                                                     3,525,000     3,786,661
Denver, CO, City and County, Single Family Mortgage Revenue,
AMT, Zero Coupon, 8/1/2029                                         12,215,000    2,789,295
Dove Valley, CO, County GO, Metropolitan District, Mandatory
Put @ 100, 2.875%, 5/1/2020 (a) (e)                                  205,000       205,732
El Paso County, CO, Public Housing Revenue, Series A,
AMT, 4.1%, 12/20/2012                                                600,000       610,908
Pueblo County, CO, Certificates of Participation, 6.25%, 12/1/2010 1,460,000     1,573,384
                                                                               -----------
                                                                                32,441,866

Connecticut 3.9%
Connecticut, Sales & Special Tax Revenue:
Series B, 5.0%, 12/1/2007 (d)                                      9,990,000    10,786,003
Series B, 5.5%, 10/1/2013 (d)                                      5,160,000     5,593,698
Mashantucket, CT, Sports, Expo & Entertainment Revenue,
Western Pequot Tribe, Series A, 144A, 6.4%, 9/1/2011               9,085,000    10,110,969
Stamford, CT, Multi-Family Housing Revenue, Housing Authority,
AMT, 4.75%, 12/1/2028                                              5,125,000     5,267,116
                                                                               -----------
                                                                                31,757,786

Delaware 0.4%
Delaware, Economic Development Authority Revenue, Delmarva
Power & Light Co., Mandatory Put @ 100, AMT, 5.65%, 7/1/2028 (a)     825,000       872,998
Delaware, Health Facilities Authority, Series B, Prerefunded @ 101,
 6.5%, 10/1/2013 (d)                                               1,875,000     2,045,719
Delaware, Single Family Housing Revenue, Housing Authority,
Series A, AMT, 5.3%, 1/1/2026 (d)                                    145,000       146,694
                                                                               -----------
                                                                                 3,065,411

District of Columbia 1.3%
District of Columbia, Higher Education Revenue, 5.75%,
10/1/2016 (d)                                                      5,985,000     6,424,658
District of Columbia, Housing Finance Agency, Multi-Family
Housing Revenue, Rockburne Estates, AMT, 5.2%, 2/20/2009             255,000       267,589
District of Columbia, Housing Finance Agency, Multi-Family Housing
Revenue, Stanton Glenn Apartments, AMT, 5.6%, 11/1/2010            1,070,000     1,148,506
District of Columbia, Sales & Special Tax Revenue, Convention
Center Authority, 5.25%, 10/1/2014 (d)                             2,500,000     2,696,325
                                                                               -----------
                                                                                10,537,078

Florida 4.1%
Brevard County, FL, Health Facility Revenue Authority, Courtenay
Springs Village, ETM, 7.375%, 11/15/2004                             190,000       193,118
Brevard County, FL, Housing Finance Authority, Homeowner
Mortgage Revenue, Series B, 6.5%, 9/1/2022                           357,000       365,704
Brevard County, FL, Multi-Family Housing Revenue, Series A,
Mandatory Put @ 100, 6.9%, 2/1/2027 (a)                            2,540,000     2,697,251
Broward County, FL, Water & Sewer Utility Revenue, Prerefunded
@ 100, 6.875%, 9/1/2008                                              165,000       176,392
Dade County, FL, Housing Finance Authority, Single Family
Mortgage Revenue, Series B-1, AMT, 6.1%, 4/1/2027                     89,600        93,632
Dade County, FL, Port Authority Revenue, Series C, Prerefunded
@ 100, 5.5%, 10/1/2007                                               305,000       314,101
Daytona Beach, FL, Water & Sewer Revenue, Series 1978, ETM,
6.75%, 11/15/2007                                                    140,000       156,611
Florida, Board of Education, Lottery Revenue, Series A, 5.0%,
7/1/2007 (d)                                                       7,235,000     7,771,692
Florida, Board of Public Education, ETM, 6.2%, 5/1/2006              500,000       515,415
Florida, Housing Finance Agency, Multi-Family Housing Revenue,
5.5%, 11/1/2005 (e)                                                  160,000       160,434
Florida, Housing Finance Agency, Single Family Mortgage, AMT:
Series A, 6.55%, 7/1/2014                                            310,000       311,240
Series B, 6.55%, 7/1/2017                                            225,000       229,718
Florida, Multi-Family Housing Revenue, Housing Finance Corp.,      2,000,000     2,000,000
Series I-A, 1.08%*, 7/1/2031
Jacksonville, FL, Electric Revenue, Electric Authority, Series 3-B,6,000,000     6,004,500
4.2%, 10/1/2009
North Miami, FL, Water & Sewer Revenue, 5.3%, 8/1/2005               750,000       757,575
Orange County, FL, Housing Finance Authority, Multi-Family
Revenue, Sun Lake Apartments Project, Series B, Mandatory Put
@ 100, 5.375%, 11/1/2025 (a)                                         310,000       314,021
Pinellas County, FL, Single Family Housing Revenue, Housing
Authority, 4.6%, 12/1/2010 (d)                                     7,580,000     7,967,110
Tampa, FL, ETM, 5.75%, 12/1/2007 (d)                               2,750,000     2,912,085
Tampa, FL, Water & Sewer, ETM, Zero Coupon, 10/1/2005                135,000       132,689
                                                                               -----------
                                                                                33,073,288

Georgia 6.6%
Atlanta, GA, Urban Residential Finance Authority, Multi-Family
Revenue, Mandatory Put @ 100, 4.0%, 10/1/2025 (a) (e)              15,160,000   15,361,325
Atlanta, GA, Urban Residential Finance Authority, Multi-Family
Revenue, Shamrock Gardens Apartments Project, AMT,
5.1%, 10/1/2014                                                      365,000       381,045
Augusta-Richmond County, GA, Coliseum Revenue Authority,
ETM, 6.3%, 2/1/2010                                                  240,000       263,362
Canton, GA, Multi-Family Housing Authority, Canterbury Ridge
Apartments Project, AMT, 4.9%, 3/1/2008                              315,000       331,122
Chatham County, GA, Hospital & Healthcare Revenue,
 5.25%, 1/1/2016 (d)                                                 250,000       263,720
Clayton County, GA, Multi-Family Housing Revenue, 1.08%*,
 7/1/2032                                                          5,900,000     5,900,000
Cobb County, GA, Housing Authority, Multi-Family Housing Revenue,
Oakley Run Apartments Project, Mandatory Put @ 100, 4.75%,
3/1/2032 (a)                                                       2,925,000     2,951,588
Conyers, GA, Multi-Family Housing Revenue, 5.6%, 10/1/2039         2,165,000     2,156,665
Conyers, GA, Multi-Family Housing Revenue, Housing Authority,
Series I-A, 5.95%, 10/1/2039                                       1,000,000     1,011,680
De Kalb County, GA, Industrial Development Authority, 4.55%,
12/1/2028                                                            250,000       260,762
Decatur, GA, Industrial Development Revenue, Downtown
Development Authority, 5.15%, 11/1/2008                            2,175,000     2,186,440
Douglas County, GA, Housing Authority Multi-Family Housing
Revenue, Millwood Park Apartments, AMT, 5.1%, 1/1/2009               270,000       281,524
Fulton County, GA, Housing Authority, Single Family Mortgage,
Series A, AMT, 6.2%, 3/1/2013                                         10,000        10,277
Fulton County, GA, Multi-Family Housing Revenue, Multifamily
Housing, Series B, 1.08%*, 10/1/2025                                 140,000       140,000
Marietta, GA, Housing Authority Multi-Family Housing Revenue,
Ridge Point Apartments Project, Series A, Mandatory Put @ 100,
5.7%, 6/1/2025 (a)                                                 2,630,000     2,656,616
Roswell, GA, Multi-Family Housing Revenue, Multi-Family Housing
Authority, 1.08%*, 11/15/2032                                      19,080,000   19,080,000
                                                                               -----------
                                                                                53,236,126

Idaho 0.8%
Bingham County, ID, Industrial Development Revenue, Industrial
Development Corporation Idaho Supreme Potatoes, Inc., AMT:
5.05%, 11/1/2004 (e)                                                 260,000       262,077
5.15%, 11/1/2005 (e)                                                 265,000       266,916
5.2%, 11/1/2006 (e)                                                  290,000       291,798
5.3%, 11/1/2007 (e)                                                  305,000       306,531
5.4%, 11/1/2008 (e)                                                  325,000       326,427
5.5%, 11/1/2009 (e)                                                  355,000       356,402
5.6%, 11/1/2010 (e)                                                   80,000        80,282
5.7%, 11/1/2011 (e)                                                   85,000        85,274
5.8%, 11/1/2012 (e)                                                   90,000        90,281
Idaho, Housing Agency, Single Family Mortgage, AMT:
Series B-2, 5.6%, 7/1/2021                                            95,000        99,329
Series G-2, 5.75%, 1/1/2014                                           70,000        73,536
Series G-2, 5.8%, 7/1/2020                                           215,000       225,178
Series F, 5.85%, 7/1/2020                                            165,000       169,214
Series E, 5.95%, 7/1/2020                                            210,000       212,848
Idaho, Housing Agency, Single Family Mortgage, Class I, AMT:
5.35%, 7/1/2021                                                      135,000       139,683
5.45%, 7/1/2021                                                      105,000       107,404
Idaho, Housing Agency, Single Family Mortgage, Class III, AMT:
5.1%, 7/1/2023                                                       300,000       301,149
5.15%, 7/1/2023                                                      990,000     1,010,800
5.4%, 7/1/2021                                                       130,000       131,539
5.4%, 7/1/2021                                                       225,000       233,262
5.95%, 7/1/2019                                                    1,060,000     1,125,815
Idaho, Housing Agency, Single Family Mortgage, Class III, AMT,
Sub Series H-2:
5.1%, 7/1/2020                                                       290,000       292,952
5.85%, 1/1/2014                                                      320,000       323,968
Idaho Falls, ID, Electric Revenue, Electric, ETM, 10.25%, 4/1/2006   135,000       147,821
                                                                               -----------
                                                                                 6,660,486

Illinois 6.1%
Chicago, IL, Core City GO, Tax Increment, Series A, 6.25%,
11/15/2013 (d)                                                       500,000       548,790
Chicago, IL, Multi-Family Housing Revenue, AMT, 4.95%, 6/1/2005      140,000       142,894
Chicago, IL, Single Family Mortgage Revenue, AMT:
1.0%*, 4/1/2027                                                      225,000       230,742
3.5%*, 4/1/2026                                                    1,570,000     1,622,595
6.3%*, 9/1/2029                                                      925,000       934,740
Chicago, IL, Transportation/Tolls Revenue, Skyway Toll Bridge,
5.375%, 1/1/2016 (d)                                               3,320,000     3,556,550
Elgin, IL, Core City GO, 6.0%, 1/1/2013                            1,000,000     1,127,930
Huntley, IL, Project Revenue, Installment Contract, 5.85%,
12/1/2015                                                          1,570,000     1,699,823
Huntley, IL, Sales & Special Tax Revenue:
Series A, 6.45%, 3/1/2028                                          6,053,000     6,230,777
7.75%, 3/1/2028                                                    5,528,000     5,883,506
7.75%, 3/1/2029                                                    4,832,000     5,184,639
Illinois, Development Finance Authority, Gas Supply Revenue,
Peoples Gas Ltd., Series B, 3.05%, 2/1/2033 (d)                      600,000       601,722
Illinois, Development Finance Authority, Midwestern University,
Series B, 4.625%, 5/15/2006                                          540,000       559,829
Illinois, Health Facilities Authority Revenue:
5.25%, 11/15/2013 (d)                                              1,000,000     1,079,770
Series A, 7.6%, 8/15/2010 (d)                                        195,000       201,045
Illinois, Health Facilities Authority Revenue, Midwest Physician
Group Ltd. Project, ETM, 7.5%, 11/15/2004                             25,000        25,419
Illinois, Health Facilities Authority, Midwest Group Ltd., 5.375%,
11/15/2008                                                         2,015,000     2,094,210
Illinois, Health Facilities Revenue Authority, Community Hospital of
Ottawa Project, 6.75%, 8/15/2014                                     300,000       306,666
Illinois, Health Facilities Revenue Authority, Ravenswood Hospital
Medical Center Project, ETM, 7.25%, 8/1/2006                          60,000        63,135
Illinois, Industrial Development Finance Authority, Rayner &
Rinn-Scott Project, AMT, 6.35%, 6/1/2015 (e)                         195,000       207,669
Illinois, Onterie Center Housing Finance Corp., Onterie Center Project:
7.0%, 7/1/2012 (d)                                                 2,555,000     2,585,047
7.05%, 7/1/2027 (d)                                                1,000,000     1,027,390
Illinois, State GO, Series B, 5.0%, 3/1/2006                       3,500,000     3,663,800
Illinois, Tolls Highway Authority, Prerefunded @ 100, 6.75%,
1/1/2010                                                             177,000       188,526
Illinois, Unemployment Insurance Funding Building Receipts
Revenue, Series A, 5.0%, 12/15/2007 (d)                            5,000,000     5,356,750
McCook, IL, Hospital & Healthcare Revenue, Mandatory Put @ 100,
5.1%, 12/1/2014 (a) (e)                                              780,000       782,075
Normal, IL, Multi-Family Housing Revenue, Multifamily, AMT, 3.75%,
12/1/2013                                                          1,735,000     1,714,058
Northern IL, University, ETM, 7.125%, 4/1/2005                        70,000        72,652
Urbana, IL, Residential Mortgage Revenue, ETM, 7.3%, 9/1/2006      1,540,000     1,602,971
                                                                               -----------
                                                                                49,295,720

Indiana 2.2%
Fort Wayne, IN, Hospital Revenue Authority, Parkview Memorial
Hospital, ETM, 6.5%, 1/1/2005                                        170,000       173,643
Gary, IN, Special Tax:
3.25%, 2/1/2009 (d)                                                1,000,000       993,080
4.0%, 2/1/2008 (d)                                                   740,000       763,014
Indiana, Health Facilities Funding Authority, Series A, ETM,
5.75%, 9/1/2015                                                    2,930,000     2,945,705
Indiana, Toll Finance Authority, Toll Road Revenue, 5.0%, 7/1/2014 1,000,000     1,000,630
Indiana, Transportation Finance Authority, Airport Facilities Lease
Revenue, Series A, 6.5%, 11/1/2007                                   960,000       970,310
Indianapolis, IN, Industrial Economic Development Authority, 5.4%,
12/1/2004                                                             75,000        75,723
Indianapolis, IN, Industrial Economic Development Authority, Knob
in the Woods Project, Mandatory Put @ 100, AMT, 6.375%,
 12/1/2024 (a)                                                     2,685,000     2,717,837
Indianapolis, IN, Local Public Improvement, ETM, 7.9%, 2/1/2007      305,000       321,818
Jasper, IN, Hospital & Healthcare Revenue, Hospital Authority
Facility, 3.4%, 11/1/2007 (d)                                      1,470,000     1,496,960
Lawrence, IN, Multi-Family Housing Revenue, Pinnacle Apartments
Project, Mandatory Put @ 100, AMT, 5.15%, 6/1/2024 (a)             2,965,000     3,081,584
Northwest Allen, IN, Building Corp., First Mortgage, 5.5%,
6/1/2015 (d)                                                       1,730,000     1,810,203
Porter County, IN, Hospital & Healthcare Revenue, Porter Memorial
Hospital, 5.4%, 6/1/2007 (d)                                       1,060,000     1,073,876
Tipton, IN, School District GO, School Building Corp., 5.55%,
7/15/2012 (d)                                                        335,000       371,967
Wells County, IN, Hospital Authority Revenue, ETM, 7.25%,
4/1/2009                                                             200,000       218,452
                                                                               -----------
                                                                                18,014,802

Kansas 1.5%
Kansas, Development Finance Authority, Multi-Family Housing,
Four Seasons Apartment Project:
AMT, 5.3%, 10/1/2007 (e)                                             125,000       127,923
Mandatory Put @ 100, AMT, 5.6%, 10/1/2019 (a) (e)                    780,000       796,138
Kansas City, KS, Multi-Family, Rainbow Heights Apartments,
1.0%, 12/1/2007                                                    1,045,000     1,072,379
Lenexa, KS, Multi-Family Housing Revenue, Series A, 1.08%*,
2/1/2023                                                           8,055,000     8,055,000
Prairie Village, KS, Multi-Family Housing Revenue, Series PJ,
1.08%*, 11/1/2030                                                    300,000       300,000
Shawnee, KS, Multi-Family Housing Revenue, Prairie Lakes
Apartments, AMT, 4.35%, 2/1/2013                                   1,270,000     1,289,317
Wellington, KS, Water & Sewer Revenue, Electric Waterworks and
Sewer, Utility System, 7.05%, 5/1/2006 (d)                           535,000       570,133
Wichita, KS, Hospital Revenue, ETM, 7.0%, 3/1/2006                   215,000       225,002
                                                                               -----------
                                                                                12,435,892

Kentucky 0.1%
Kentucky, Multi-Family Housing Revenue, Section Eight Assisted
Programs, 5.4%, 1/1/2009 (d)                                          15,000        15,022
Kentucky, Rural Economic Development Authority, Whiting
Manufacturing Project Co., Optional Put @ 100, AMT, 5.5%*,
12/1/2014 (b) (e)                                                    755,000       756,970
Kentucky, Turnpike Authority, Prerefunded, 5.5%, 7/1/2007 (e)         80,000        84,050
Louisville, KY, Multi-Family Housing Revenue, 5.15%, 7/1/2009         60,000        63,120
                                                                               -----------
                                                                                   919,162

Louisiana 0.6%
Jefferson, LA, Hospital & Healthcare Revenue, Hospital Service,
Subject to Crossover, Refunding @ 100, 5.25%, 12/1/2015 (d)        1,000,000     1,040,520
Louisiana, Health Education Authority, Alton Ochsner Medical
Foundation, Issue-A, ETM, 8.75%, 5/1/2005                            120,000       126,417
Louisiana, State Health Education Authority, Lease Rent Revenue,
Tulane University Medical Center, ETM, 7.875%, 7/1/2009              225,000       255,744
Louisiana, State Revenue Lease, Transportation Authority, 144A,
6.125%, 5/1/2010 (d)                                               2,736,428     2,833,982
Orleans, LA, Water & Sewer Revenue, Levee District, 5.95%,
11/1/2015 (d)                                                        710,000       766,104
                                                                               -----------
                                                                                 5,022,767

Maine 1.0%
Maine, Finance Revenue Authority, Electronic Rate Stabilization,
 AMT, 5.2%, 7/1/2018 (d)                                             955,000       975,628
Maine, Hospital & Healthcare Revenue, ETM, 6.625%, 9/1/2005           15,000        15,057
Maine, Municipal Board Bank:
Series E, 5.7%, 11/1/2016 (d)                                      3,135,000     3,447,716
Series B, 5.85%, 11/1/2013 (d)                                     3,125,000     3,447,000
                                                                               -----------
                                                                                 7,885,401

Maryland 0.3%
Prince Georges County, MD, Multi-Family Housing Revenue,
Housing Authority, Series A, 5.4%, 3/20/2005                         110,000       112,393
Prince Georges County, MD, Public Housing Revenue, Medical
Housing Authority, Series A, AMT:
3.5%, 12/1/2034                                                      390,000       405,366
3.9%, 8/20/2012                                                      515,000       516,797
Prince Georges County, MD, Single Family Housing Revenue,
AMT, 7.4%, 8/1/2032                                                1,280,000     1,291,264
                                                                               -----------
                                                                                 2,325,820

Massachusetts 1.0%
Dartmouth, MA, Housing Development Corp., CrossRoads
Apartments, Series A, 4.85%, 7/1/2009 (d)                            315,000       315,847
Massachusetts, Airport Revenue, Port Authority, Series B, AMT,
5.25%, 7/1/2014 (d)                                                1,385,000     1,451,342
Massachusetts, Consolidation Loan, Series B, 5.75%, 6/1/2015 (d)   3,750,000     4,044,562
Massachusetts, Development Finance Agency, Curry College,
Series A, 4.6%, 3/1/2009 (d)                                         100,000       103,025
Massachusetts, Development Finance Agency, Northern Berkshire
Community College, Series A:
5.75%, 8/15/2008 (d)                                                 400,000       431,540
5.75%, 8/15/2009 (d)                                                 400,000       433,280
5.75%, 8/1/2010 (d)                                                  450,000       486,698
Massachusetts, Higher Education Revenue, Curry College, Series A,
3.875%, 3/1/2015 (d)                                                 705,000       687,918
Massachusetts, Industrial Finance Agency, AMES Safety Envelope
Co., AMT, 5.91%, 9/1/2005 (e)                                         55,000        56,725
Massachusetts, Industrial Finance Agency, Nashoba Brooks School
Project, Prerefunded @ 102, 8.0%, 9/1/2020                           340,571       349,099
Massachusetts, Single Family Housing Revenue, AMT, 6.25%,
12/1/2028                                                            105,000       107,461
                                                                               -----------
                                                                                 8,467,497

Michigan 1.5%
Detroit, MI, State GO, Series B, 6.375%, 4/1/2007                  1,000,000     1,032,870
Detroit, MI, Water Supply, ETM, 8.875%, 1/1/2005                     455,000       469,119
Detroit, MI, Water Supply System, ETM, 6.25%, 7/1/2012 (d)           185,000       186,234
Michigan, Higher Education Revenue, Higher Education Student
Loan Authority, Series XVII-I, AMT, 2.95%, 3/1/2008 (d)            1,000,000       989,400
Michigan, Hospital & Healthcare Revenue, Hospital Financial
Authority, Series B, Mandatory Put @ 100, 5.05%, 11/15/2033 (a)      500,000       505,095
Michigan, Hospital Finance Authority Revenue, St. Joseph Mercy
Hospital Project, ETM, 7.0%, 7/1/2005                                100,000       104,940
Michigan, Housing Development Authority, Multi-Family Revenue,
 5.2%, 8/20/2005                                                      22,000        22,241
Michigan, Housing Development Authority, Multi-Family Revenue,
Courtyards of Taylors, Series A, 1.08%*, 8/15/2032 (a)             4,155,000     4,155,000
Michigan, Strategic Fund Limited, Obligation Revenue, Ford Motor
Co., 7.1%, 2/1/2006                                                  125,000       132,707
Michigan, Strategic Fund Limited, Obligation Revenue, Friendship
Associates, Series A, 3.8%, 6/20/2005                                205,000       205,851
Michigan, Strategic Fund Limited, Obligation Revenue, United Jewish
Project, 5.75%, 1/1/2012 (e)                                       1,600,000     1,586,608
University of Michigan, University Revenue, 5.0%, 4/1/2006         2,250,000     2,361,555
                                                                               -----------
                                                                                11,751,620

Minnesota 1.3%
Cambridge, MN, Mortgage Revenue, Health Care Center, Series A,
5.4%, 11/20/2005                                                      95,000        97,499
Coon Rapids, MN, Multi-Family Housing Revenue, Brown Meadow
Manor, Series A, AMT, 3.875%, 7/1/2014                               880,000       858,018
Minnesota, Higher Education Facilities Authority Revenue, Carleton
College, 5.625%, 3/1/2007                                            145,000       145,506
Minnesota, Single Family Housing Revenue, Housing Finance
Agency, 5.2%, 1/1/2017                                             2,115,000     2,203,640
Minnesota, State GO, 5.0%, 11/1/2007                               5,000,000     5,396,950
Monticello, MN, School District #882, 5.4%, 2/1/2015 (d)           1,500,000     1,561,785
                                                                               -----------
                                                                                10,263,398

Mississippi 1.3%
Corinth & Alcorn County, MS, Magnolia Regional Health Center,
Series A, 5.0%, 10/1/2008                                          1,725,000     1,797,416
Mississippi, Business Finance Corp., Landau Uniforms Project, AMT:
5.8%, 9/1/2004 (e)                                                   260,000       260,741
5.9%, 9/1/2005 (e)                                                   265,000       265,723
Mississippi, Business Finance Corp., Wesley Manor Retirement
Community, 6.4%, 11/20/2007                                           15,000        15,846
Mississippi, Single Family Housing Revenue, AMT, 6.3%, 6/1/2031    1,060,000     1,088,567
Mississippi, State GO, 5.25%, 9/1/2007                             6,430,000     6,962,083
                                                                               -----------
                                                                                10,390,376

Missouri 4.0%
Brentwood, MO, Tax Increment Revenue, 4.7%, 4/1/2019 (d)             450,000       450,702
Des Peres, MO, Sales & Special Tax Revenue, Tax Increment,
Series B, 4.4%, 4/15/2014                                          1,345,000     1,283,937
Jackson County, MO, Hospital & Healthcare Revenue, St. Joseph
Hospital, ETM, 7.5%, 6/1/2010                                      1,285,000     1,457,845
Kansas City, MO, Core City GO, Streetlight Project, Series A,
5.75%, 2/1/2012                                                      100,000       112,749
Kansas City, MO, Industrial Development Authority, Multi-Family
Housing Revenue, 1.08%*, 11/1/2030                                 15,900,000   15,900,000
Kansas City, MO, Industrial Development Authority, Multi-Family
Housing Revenue, Coach House North Apartments, 1.08%*,
11/1/2030                                                          4,250,000     4,250,000
Missouri, Development Finance Board, Greater St. Louis Project,
4.9%, 9/1/2010 (e)                                                   685,000       718,805
Missouri, Environmental Improvement & Energy Resources
Authority, Water Pollution Program, Series B, 5.0%, 1/1/2007       3,450,000     3,669,178
Missouri, Hospital & Healthcare Revenue, Health & Educational
Facilities Authority, Series B, 4.6%, 3/1/2007 (c) (d)               590,000       591,847
Missouri, Housing Development Community, Single Family
Mortgage, Series C, 6.55%, 9/1/2028                                  250,000       256,408
Missouri, Housing Development Community, Single Family
Mortgage, AMT, 7.45%, 9/1/2031                                       390,000       396,209
Missouri, Single Family Housing Revenue, Housing Development,
Series B-2, AMT, 5.75%, 3/1/2019                                      15,000        15,352
Missouri, Single Family Housing Revenue, Housing Development
Community Mortgage Revenue:
Series C, AMT, 7.25%, 9/1/2026                                       480,000       483,643
Series A-2, AMT, 7.3%, 3/1/2028                                      870,000       872,575
St. Charles County, MO, Industrial Development Authority, Health
Care Facilities Revenue, Garden View Care Center Project, AMT,
5.4%, 11/15/2016 (e)                                               1,480,000     1,526,398
St. Louis County, MO, Multi-Family Housing Revenue, Industrial
Development Authority, 5.2%, 11/15/2029                              400,000       402,152
St. Louis County, MO, Single Family Mortgage, 9.25%,
10/1/2016 (d)                                                         40,000        40,456
                                                                               -----------
                                                                                32,428,256

Montana 0.3%
Great Falls, MT, Multi-Family Housing Revenue, Mandatory Put
@ 100, AMT, 4.9%, 1/1/2038 (a) (e)                                 1,975,000     2,047,976

Nebraska 0.9%
Clay County, NE, Industrial Development Revenue, Hybrids
Cooperative Project, AMT:
4.75%, 3/15/2009 (e)                                               1,000,000     1,038,190
5.25%, 3/15/2014 (e)                                               1,610,000     1,635,309
Fillmore County, NE, Industrial Development Revenue, O'Malley
Grain Inc. Project, AMT:
4.3%, 12/1/2004 (e)                                                  150,000       151,026
4.4%, 12/1/2005 (e)                                                  170,000       174,304
4.5%, 12/1/2006 (e)                                                  175,000       180,394
4.6%, 12/1/2007 (e)                                                  185,000       189,599
4.7%, 12/1/2008 (e)                                                  190,000       193,846
5.0%, 12/1/2010 (e)                                                   45,000        45,751
5.0%, 12/1/2011 (e)                                                  180,000       182,176
5.1%, 12/1/2012 (e)                                                  135,000       136,392
5.2%, 12/1/2013 (e)                                                  195,000       196,864
Nebhelp Inc., NE, Student Loan Program, AMT, 5.875%,
 6/1/2014 (d)                                                      1,465,000     1,470,552
Nebraska, Investment Finance Authority, Multi-Family Housing, Old
Cheney Apartments, Series A, Mandatory Put @ 100, 5.5%,
12/1/2025 (a)                                                      1,410,000     1,441,894
                                                                               -----------
                                                                                 7,036,297

Nevada 1.6%
Clark County, NV, Industrial Development Revenue, Nevada Power
Company, 7.2%, 10/1/2022 (d)                                       6,630,000     6,881,940
Nevada, Housing Division, Multi Unit Housing Revenue:
Series C-2, AMT, 5.2%, 4/1/2030                                      705,000       716,548
Series B-1, 5.25%, 10/1/2017                                       1,450,000     1,486,801
Series A, AMT, 6.45%, 10/1/2004                                       35,000        35,241
Nevada, Housing Division, Single Family Mortgage, Series A,
AMT, 5.15%, 10/1/2014                                                185,000       189,699
Nevada, Single Family Housing Revenue, Housing Division,
Series A-2, AMT, 5.2%, 10/1/2018                                   1,175,000     1,200,662
Nevada, State GO, Series A, 5.6%, 7/15/2006                        1,000,000     1,015,360
Washoe, NV, Housing Finance Corp., Multi-Family Revenue, Golden
Apartments II, 6.875%, 7/1/2021 (d)                                   40,000        40,059
Washoe, NV, Public Safety Training, 4.875%, 9/1/2010 (d)           1,055,000     1,097,126
                                                                               -----------
                                                                                12,663,436

New Hampshire 0.1%
New Hampshire, Higher Educational & Health Facilities Revenue
Authority, Elliot Hospital Manchester, ETM, 6.7%, 10/1/2004           10,000        10,090
New Hampshire, Higher Educational & Health Facilities Revenue
Authority, Kendal at Hanover Issue, 5.8%, 10/1/2012 (e)            1,000,000     1,003,260
New Hampshire, Housing Finance Authority, AMT, 6.125%,
1/1/2018 (e)                                                          65,000        65,057
                                                                               -----------
                                                                                 1,078,407

New Jersey 0.4%
Gloucester County, NJ, Public Improvement Authority, Electric
Mobility Project, AMT:
4.6%, 11/1/2004                                                      105,000       105,835
4.7%, 11/1/2005                                                      105,000       108,714
4.75%, 11/1/2006                                                     110,000       115,940
4.8%, 11/1/2007                                                      115,000       122,434
5.0%, 11/1/2008                                                      125,000       133,681
5.0%, 11/1/2010                                                      215,000       226,819
Keansburg, NJ, Elderly Housing Mortgage Revenue, HUD Section 8,
5.625%, 3/1/2011                                                     350,000       357,371
Livingston, NJ, School District Revenue, Board of Education, 3.8%,
8/1/2014                                                           1,339,259     1,322,678
New Jersey, State GO, Educational Facilities Authority Revenue,
Series B, 5.0%, 7/1/2008 (d)                                         865,000       910,041
New Jersey, State GO, Woodbridge Turnpike Fire District, 3.125%,
7/1/2005                                                             145,000       146,576
                                                                               -----------
                                                                                 3,550,089

New Mexico 0.7%
Albuquerque, NM, Class B-2, CMO, Zero Coupon, 5/15/2011 (d)          392,000       223,193
New Mexico, Single Family Housing Revenue, Mortgage Finance
Authority, AMT, 6.5%, 1/1/2018                                       574,000       585,767
New Mexico, Student Loans Revenue, Series IV-B, AMT, 7.45%,
3/1/2010                                                           1,405,000     1,431,456
New Mexico, Student Loans Revenue, Educational Assistance,
Series IV-A1, AMT, 6.7%, 3/1/2006                                  3,730,000     3,760,213
                                                                               -----------
                                                                                 6,000,629

New York 7.0%
Hempstead, NY, Higher Education Revenue, 4.2%, 2/1/2008              240,000       247,877
New York, Dormitory Authority Revenue, St. Luke's Roosevelt
Hospital, Series A, 4.8%, 8/15/2005                                   45,000        45,065
New York, Port Authority Revenue, Port Authority Special Obligation
Revenue, Series 6, AMT, 6.0%, 12/1/2006 (d)                          740,000       796,203
New York, Series C, 5.375%, 10/1/2011 (d)                          1,000,000     1,050,890
New York, State Dormitory Authority Revenue, Mental Health
Services, Series B, Prerefunded @ 102, 5.125%, 8/15/2021 (d)       2,120,000     2,265,899
New York, Thruway Authority General Revenue, Series A, 2.25%,
10/6/2005                                                          10,000,000   10,083,600
New York, Tobacco Settlement Fing Corp.:
Series A-1, 5.0%, 6/1/2010                                         1,135,000     1,164,260
Series C-1, 5.25%, 6/1/2013                                        14,595,000   15,281,987
New York, Urban Development Corp. Revenue, Correctional Capital
Facilities, Series 6, 5.625%, 1/1/2017                             8,950,000     9,602,634
New York, NY, Higher Education Revenue, Dormitory Authority,
Series A, 5.25%, 5/15/2013                                           585,000       636,141
New York, NY, Hospital & Healthcare Revenue, Dormitory Authority,
5.25%, 7/1/2012 (d)                                                3,000,000     3,262,140
New York, NY, Series 2002-B, 7.5%, 2/1/2006                          290,000       290,049
New York, NY, Series C, ETM, 7.25%, 2/1/2006 (d)                   1,000,000     1,075,760
New York, NY, Series I, Prerefunded @ 101, 5.875%, 3/15/2012       1,945,000     2,099,044
Port Authority New York & New Jersey, Series 98, AMT, 6.0%,
8/1/2010 (d)                                                       8,850,000     9,116,827
                                                                               -----------
                                                                                57,018,376

North Carolina 1.3%
North Carolina, General Obligation, Public Improvement, Series A,
5.0%, 3/1/2006                                                     1,000,000     1,049,140
North Carolina, State GO, Public Improvements, Series A, 5.0%,
 9/1/2007                                                          4,000,000     4,310,080
Wake County, NC, General Obligation, Series B, 4.5%, 2/1/2006      4,820,000     5,010,727
                                                                               -----------
                                                                                10,369,947

North Dakota 0.0%
Minot, ND, Health Care Facilities, ETM, 6.5%, 9/1/2007               125,000       133,004

Ohio 3.1%
Bowling Green, OH, Multi-Family Revenue, Village Apartments,
4.75%, 9/20/2011                                                     300,000       314,313
Cuyahoga County, OH, Gateway Economic Development Corp.,
Greater Cleveland Ohio Stadium Revenue, AMT, 6.5%, 9/15/2014         135,000       137,929
Cuyahoga County, OH, Industrial Development Revenue, Chippewa,
6.6%, 8/1/2015                                                       250,000       255,420
Cuyahoga County, OH, Multi-Family Housing Revenue, Series A,
AMT, 3.6%, 10/20/2013                                              2,105,000     2,033,872
Dayton, OH, Hospital Revenue, Good Samaritan, ETM, 6.0%,
12/1/2005                                                            195,000       200,994
Franklin County, OH, Multi-Family Revenue, Lincoln Park Project,
AMT, 5.65%, 4/20/2013                                                325,000       346,356
Greene County, OH, Higher Education Revenue, Ohio University,
Series B, 5.0%, 9/1/2004 (c) (d)                                      95,000        95,085
Hancock County, OH, Multi-Family Revenue, Crystal Glen
Apartments, Series C, AMT, 5.05%, 1/1/2010 (e)                       915,000       939,650
Lima, OH, Hospital & Healthcare Revenue, ETM, 7.5%, 11/1/2006        245,000       261,834
Lorain County, OH, Hospital Revenue, Series A, Prerefunded, 5.9% ,
12/15/2008                                                         4,520,000     4,634,672
Lucas County, OH, Mercy Hospital Project, ETM, 6.0%, 9/1/2004         80,000        80,324
Lucas County, OH, Northgate Apartments, Series A, 5.35%,
7/1/2010 (d)                                                         225,000       228,208
Lucas County, OH, Riverside Hospital Project, ETM, 5.95%,
8/1/2004                                                              10,000        10,002
Mason, OH, Health Care Facilities, MCV Health Care Facilities
Project, 5.25%, 2/20/2020                                             45,000        46,416
Middletown, OH, Improvement Revenue, ETM, 6.375%, 4/1/2006            30,000        31,482
Ohio, Building Authority, Astro Instrumentation LLC, AMT:
5.0%, 6/1/2015                                                       485,000       488,531
5.45%, 6/1/2022                                                      660,000       669,583
Ohio, Higher Education Revenue, Higher Educational Facilities,
2.3%, 11/15/2006                                                     250,000       250,380
Ohio, Housing Finance Agency, Single Family Mortgage,
Series A, 5.75%, 4/1/2016 (d)                                        305,000       305,762
Ohio, Industrial Development Revenue, Economic Development:
Series 4, AMT, 6.15%, 12/1/2005                                      145,000       149,539
Series 4, AMT, 6.2%, 6/1/2006                                        150,000       154,465
Ohio, Major State Infrastructure, Revenue Bond, Series 1, 5.0%,
6/15/2006                                                          6,000,000     6,330,840
Ohio, Multi-Family Housing Revenue, Housing Mortgage, Series D,
4.8%, 8/1/2011                                                       100,000       100,062
Ohio, Public Facilities Commission, Higher Education Capital
Facilities, Series II-B, 5.0%, 11/1/2008 (d)                       5,945,000     6,333,208
Ohio, Public Housing Revenue, Capital Corp for Housing Mortgage
Revenue, Series A, 5.55%, 8/1/2024                                   275,000       275,333
Ohio, Water & Sewer Revenue, ETM, 7.25%, 12/1/2008 (d)               500,000       551,815
Ohio, Water Development Authority, Akron Ohio Project, ETM, 8.0%,
12/1/2004                                                             75,000        76,661
Ohio, Water Development Authority, Pollution Control Facilities
Revenue, Republic Steel Project, ETM, 6.375%, 6/1/2007                35,000        37,464
                                                                               -----------
                                                                                25,340,200

Oklahoma 0.3%
Bryan County, OK, Economic Development Revenue Authority,
Single Family Mortgage, Series A, 8.6%, 7/1/2010                      35,000        29,867
Comanche County, OK, Home Finance Authority Mortgage Revenue,
Multi-Family FHA Diplomat, 5.2%, 12/1/2013                           560,000       588,325
Oklahoma, Environmental Finance, Public Service Co. of Oklahoma,
5.9%, 12/1/2007                                                    1,000,000     1,004,960
Oklahoma, Turnpike Revenue Authority, ETM, 4.7%, 1/1/2006            120,000       122,640
Oklahoma City, OK, Hospital & Healthcare Revenue, Hospital Trust,
ETM, 6.4%, 2/1/2005                                                  100,000       102,485
Tulsa, OK, Industrial Revenue Authority, Hillcrest Medical Center,
ETM, 6.5%, 4/1/2007                                                  325,000       346,723
                                                                               -----------
                                                                                 2,195,000

Oregon 0.6%
Oregon, Public Housing Revenue, Housing & Community Services
Department, Series A, AMT, 4.0%, 8/1/2016                          1,955,000     1,899,556
Portland, OR, Multi-Family Housing Revenue, Multi-Family Housing
Authority Revenue, AMT:
6.125%, 5/1/2017 (e)                                               1,545,000     1,589,048
6.3%, 5/1/2029 (e)                                                 1,000,000     1,026,770
                                                                               -----------
                                                                                 4,515,374

Pennsylvania 6.8%
Allegheny County, PA, Higher Education Revenue, Higher Education:
Series A, 4.55%, 11/15/2004 (d)                                      190,000       191,406
Series A, 4.65%, 11/15/2005 (d)                                      125,000       128,641
Allegheny County, PA, Hospital Development Authority:
5.15%, 12/1/2009 (d)                                               2,675,000     2,789,383
5.2%, 12/1/2010 (d)                                                5,000,000     5,308,650
Allegheny County, PA, Hospital Development Authority, North Hills
Passavant Hospital, ETM, 6.75%, 7/1/2005                              35,000        36,541
Allegheny County, PA, Industrial Development Authority Revenue,
Education Center, Watson, 1.875%*, 5/1/2031 (e)                      470,000       471,086
Allegheny County, PA, Residential Finance Mortgage Revenue
Authority, Single Family Mortgage, Series DD-2, AMT, 4.8%,
11/1/2007                                                            100,000       105,363
Allentown, PA, Hospital Authority, ETM, 8.0%, 3/1/2009               130,000       147,186
Beaver County, PA, Industrial Development & Pollution Control
Revenue Authority, 6.0%, 5/1/2007                                    180,000       184,140
Cambria County, PA, County GO, Series A, 6.2%, 8/15/2021 (d)          35,000        35,823
Chester County, PA, Health & Education Facility, Immaculate
College, 4.9%, 10/15/2004                                            355,000       355,717
Chester County, PA, Hospital Authority, ETM, 7.5%, 7/1/2009           15,000        16,833
Chester, PA, Core City GO, Series B, 5.8%, 12/1/2013 (d)           1,150,000     1,242,425
Delaware County, PA, College Revenue Authority, Series A, 5.15%,
10/1/2013 (d)                                                        300,000       310,548
Delaware County, PA, College Revenue Authority, Eastern College,
Series B:
4.75%, 10/1/2006                                                     200,000       207,676
4.85%, 10/1/2007                                                     205,000       214,239
4.95%, 10/1/2008                                                     345,000       361,450
Delaware County, PA, Hospital & Healthcare Revenue, Series B,
Optional Put @ 100, 3.5%, 4/1/2034 (b)                               250,000       250,248
Delaware County, PA, Senior Care Revenue, Elwyn Inc., Project,
6.0%, 6/1/2011 (d)                                                 2,750,000     2,993,925
Delaware County, PA, Water & Sewer Revenue, Industrial
Development Authority, Series B, AMT, 3.75%, 6/1/2010 (d)          1,125,000     1,135,597
Erie County, PA, Hospital Authority Revenue, Hamot Medical
Center Project, ETM, 6.9%, 1/1/2005                                  245,000       250,660
Erie, PA, Higher Education Building Authority, Mercyhurst College
Project, 5.75%, 3/15/2013                                          3,300,000     3,305,874
Fayette County, PA, Hospital Authority, Uniontown Hospital:
5.55%, 6/15/2008 (d)                                               1,070,000     1,141,294
5.65%, 6/15/2009 (d)                                               1,135,000     1,206,017
Langhorne, PA, Hospital Revenue, Franciscan Health, St. Mary's
Hospital Authority, Series A, 7.0%, 6/15/2015 (d)                  1,770,000     1,822,126
Lehigh County, PA, Hospital & Healthcare Revenue, General
Purpose Authority, 5.3%, 11/15/2005 (d)                              565,000       577,955
McCandless, PA, Sanitation Authority Sewer Revenue, ETM,
6.75%, 11/15/2005                                                    605,000       627,548
McKean County, PA, Hospital & Healthcare Revenue, Hospital
Authority, Bradford Hospital, 6.1%, 10/1/2020                      2,500,000     2,545,600
McKeesport, PA, Hospital Authority, Prerefunded @ 100, 6.5%,
7/1/2008                                                             825,000       859,369
Menallen Township, PA, Sewer Authority Project, 1.8%, 9/1/2005       670,000       670,101
Mifflin County, PA, Hospital Authority, 5.3%, 7/1/2005 (d)           140,000       144,511
Monroe County, PA, Hospital Authority Revenue, ETM, 6.625%,
11/15/2004                                                            30,000        30,462
Pennsylvania, Economic Development Financing Revenue Authority,
Dr. Gertrude A. Barber Center Inc., 6.15%, 12/1/2020 (d)           1,000,000     1,003,080
Pennsylvania, Financing Authority Revenue, AMT, 5.0%,
6/1/2010 (d)                                                       2,500,000     2,616,000
Pennsylvania, Higher Education Facilities Authority Revenue,
Independent Colleges & University, Series H8, 5.0%, 5/1/2011 (e)   1,675,000     1,747,260
Pennsylvania, Higher Education Revenue, Mandatory Put @ 100,
4.0%, 11/1/2022 (e)                                                  250,000       257,098
Pennsylvania, Higher Education Revenue, Higher Educational
Facilities Authority:
5.15%, 9/15/2006 (d)                                                 345,000       355,585
6.25%, 4/1/2005                                                      265,000       271,683
6.35%, 4/1/2006                                                      285,000       301,658
Pennsylvania, Higher Educational Facilities Authority, College &
University Revenue, University of The Arts:
5.2%, 3/15/2010 (d)                                                  245,000       245,304
5.25%, 3/15/2011 (d)                                                 265,000       265,294
5.3%, 3/15/2012 (d)                                                  265,000       265,265
Pennsylvania, Higher Educational Facilities Authority, Health
Sciences Revenue:
5.0%, 11/15/2005 (d)                                               1,010,000     1,046,774
5.0%, 11/15/2006 (d)                                                 490,000       515,098
Pennsylvania, Higher Educational Facility, Gwynedd Mercy College,
5.0%, 11/1/2008                                                      130,000       134,572
Pennsylvania, Housing Finance Agency, Single Family Mortgage,
Series 65A, AMT, 4.8%, 10/1/2022                                     155,000       155,775
Pennsylvania, Housing Finance Authority, Rental Housing,
Series 50A, 5.35%, 10/1/2008                                         240,000       241,298
Pennsylvania, State GO, Intergovernmental Cooperative Authority,
1.08%*, 6/15/2022 (d)                                              7,545,000     7,545,000
Pennsylvania, Tjuh System Project, 6.0%, 1/11/2011                 1,384,915     1,327,219
Pennsylvania, Transportation/Tolls Revenue, Transportation Authority,
5.75%, 12/1/2004                                                      15,000        15,055
Philadelphia, PA, Hospital & Higher Education Facilities Authority
Revenue, Prerefunded @ 100, 10.875%, 7/1/2008                         70,000        75,703
Philadelphia, PA, Hospital & Higher Educational Facilities Authority,
Frankford Hospital, Series A, ETM, 6.0%, 6/1/2023                    120,000       123,919
Philadelphia, PA, Industrial Development Revenue, Arbor House,
Series F, 2.75%, 7/1/2005                                             50,000        49,724
Philadelphia, PA, Industrial Development Revenue, Authority for
Individual Development Senior Living Revenue:
Series A, 4.7%, 7/1/2013                                             330,000       321,658
Series C, 4.7%, 7/1/2013                                             315,000       307,037
Series E, 4.7%, 7/1/2013                                             375,000       365,520
Philadelphia, PA, Industrial Development Revenue, Rieder House,
Series B, 2.75%, 7/1/2005                                             45,000        44,742
Philadelphia, PA, Industrial Development Revenue, Saligman House,
Series D, 2.75%, 7/1/2005                                             40,000        39,792
Philadelphia, PA, Multi-Family Housing Revenue, Series B, AMT,
4.5%, 10/1/2013                                                    1,460,000     1,421,923
Pittsburgh, PA, Industrial Development Revenue, Urban
Redevelopment Authority, Series A, 5.75%, 12/1/2006 (e)              795,000       829,766
Pittsburgh, PA, Water & Sewer Authority, ETM, 7.625%,
9/1/2004 (d)                                                         175,000       175,950
Pittsburgh. PA, Industrial Development Revenue, Urban
Redevelopment Authority, Series A, 6.0%, 12/1/2011 (e)               550,000       573,804
Wayne Pike, PA, Joint School Authority, ETM, 6.0%, 12/1/2007 (d)     330,000       340,121
Wilkes-Barre, PA, General Municipal Authority, Misericordia College,
Series B, 7.75%, 12/1/2012                                           600,000       606,462
York County, PA, Hospital & Healthcare Revenue, Lutheran
Social Services:
5.6%, 4/1/2005                                                       500,000       508,745
5.8%, 4/1/2006                                                       500,000       520,125
York County, PA, Housing Redevelopment Mortgage Corp.,
Series A, 6.875%, 11/1/2009                                          805,000       806,127
                                                                               -----------
                                                                                55,088,530

Rhode Island 0.5%
Providence, RI, Redeveloping Agency, Industrial Development Revenue:
3.0%, 9/1/2007 (d)                                                   150,000       150,906
3.125%, 9/1/2008 (d)                                                 855,000       852,803
3.375%, 9/1/2009 (d)                                                 910,000       903,721
3.75%, 9/1/2010 (d)                                                  925,000       925,481
Rhode Island, Industrial Facilities Corp., Industrial Development
Revenue, Building Authority Program, AKL Project:
AMT, 4.7%, 4/1/2005                                                  175,000       175,445
AMT, 4.8%, 4/1/2006                                                  190,000       190,502
AMT, 4.9%, 4/1/2007                                                  185,000       185,507
AMT, 5.0%, 4/1/2008                                                  160,000       160,454
AMT, 5.1%, 4/1/2009                                                  210,000       210,617
AMT, 5.2%, 4/1/2010                                                  225,000       225,684
Rhode Island, State Industrial Facility Corp., Crystal Thermoplastics
Project, Series A, AMT, 6.9%, 8/1/2014                               450,000       459,058
                                                                               -----------
                                                                                 4,440,178

South Carolina 1.1%
South Carolina, Economic Development Authority Revenue,
Caterpillar, Inc. Project, AMT, 5.05%, 6/1/2008                      500,000       520,370
South Carolina, Electric Revenue, Public Services Authority,
Series A, 6.25%, 1/1/2022 (d)                                      1,500,000     1,609,530
South Carolina, Housing Finance & Department Authority, Runway
Bay Apartments Projects, 5.5%, 12/1/2005                             180,000       184,093
South Carolina, Housing Finance & Development Authority, Bryon
Point Apartments Project, Mandatory Put @ 100, 5.7%, 6/1/2025 (a)  1,700,000     1,722,202
South Carolina, Housing Finance & Development Authority, Hunting
Ridge Apartments, Mandatory Put @ 100, AMT, 6.75%,
6/1/2025 (a) (e)                                                     265,000       269,990
South Carolina, Piedmont Municipal Power Agency, Electric Revenue,
Series A, 4.5%, 1/1/2009 (d)                                       4,215,000     4,263,936
                                                                               -----------
                                                                                 8,570,121

South Dakota 0.2%
South Dakota, Health & Educational Facilities Authority, Rapid
City Regional Hospital Project, ETM, 7.75%, 9/1/2007                 140,000       152,004
South Dakota, Hospital & Healthcare Revenue, 5.4%, 8/1/2013 (d)    1,140,000     1,241,175
South Dakota, Public Housing Revenue Housing Development
Authority, Series B, 5.25%, 5/1/2017                                 435,000       450,899
                                                                               -----------
                                                                                 1,844,078

Tennessee 0.1%
Bristol, TN, Health & Educational Revenue, ETM, 6.9%, 1/1/2007       185,000       196,807
Shelby County, TN, Health Educational & Housing Facilities Board,
ETM, 6.5%, 4/1/2005                                                   25,000        25,833
Sullivan County, TN, Health Educational & Housing Facilities Board,
Multi-Family Housing Authority, Maple Oaks Apartment Project,
AMT, 3.0%, 12/1/2009                                                 290,000       285,809
                                                                               -----------
                                                                                   508,449

Texas 5.2%
Austin, TX, General Obligation, 5.0%, 9/1/2010                     6,000,000     6,403,260
Austin, TX, Sports, Expo & Entertainment Revenue, Convention
Enterprises Inc., Series B, 5.75%, 1/1/2016                        5,500,000     5,504,345
Austin, TX, State GO, Public Improvements:
5.75%, 9/1/2012                                                    2,820,000     3,036,040
5.75%, 9/1/2013                                                    3,000,000     3,231,120
5.75%, 9/1/2014                                                    3,190,000     3,435,758
Bexar County, TX, Single Family Housing Revenue, Single Family
Mortgage, Series C, 5.5%, 3/1/2019                                 1,121,000     1,144,171
Harris County, TX, Hospital & Healthcare Revenue, 7.4%,
2/15/2010 (d)                                                      2,740,000     3,109,461
Harris County, TX, Hospital & Healthcare Revenue, Health Facilities
Development Corp., Series A, 6.0%, 6/1/2009 (d)                      210,000       235,742
Harris County, TX, Housing Finance Corp., Single Family Mortgage
Revenue, Series A, 7.75%, 9/1/2014                                    75,000        75,336
Harris County, TX, Toll Road:
Prerefunded @ 102, 5.3%, 8/15/2013 (d)                               485,000       495,505
Prerefunded @ 102, 5.3%, 8/15/2013 (d)                               845,000       863,303
Houston, TX, Sewer Systems, ETM, 5.4%, 10/1/2004                     320,000       322,224
Lewisville, TX, Core City GO, Combination Contract,
4.75%, 9/1/2012 (d)                                                2,255,000     2,291,238
Panhandle-Plains, TX, Higher Education Authority, Student Loan
Revenue, AMT, 5.55%, 3/1/2005                                        235,000       235,385
Port Arthur, TX, Housing Finance Corp. Mortgage Revenue,
UDAG Project, Series A, 6.4%, 1/1/2028                               820,000       845,609
Tarrant County, TX, Multi-Family Housing Revenue, Housing
Financial Corp., Series A, AMT, 3.7%, 12/20/2013                   1,020,000       990,451
Tarrant County, TX, Public Housing Revenue, Housing Finance Corp.,
Series A, AMT, 3.85%, 1/20/2013                                    1,050,000     1,049,622
Texas, Affordable Housing Corp., Multi-Family Housing Revenue,
American Opportunity Housing Portfolio, 4.05%, 9/1/2007 (d)        2,780,000     2,818,753
Texas, Affordable Housing Corp., Multi-Family Housing Revenue,
Arborstone/Baybrook Oaks, Series A, 4.0%, 11/1/2006 (d)            1,675,000     1,684,782
Texas, Multi-Family Housing Revenue, Multi-Family Housing &
Community Affair, Series A, 1.08%, 2/1/2023                        1,800,000     1,800,000
Texas, Multi-Family Housing Revenue, Wintergreen Project, AMT,
4.85%, 9/20/2012                                                     180,000       189,088
Texas, Public Finance Authority Building Revenue, Texas State
Technical College, 6.1%, 8/1/2004 (d)                                270,000       270,035
Texas, Sabine River Authority, Series A, 6.875%, 9/1/2008            500,000       502,135
Texas, State Department Housing & Community Affairs, Volente
Project, AMT, 5.0%, 7/1/2008                                         515,000       538,572
Texas, Trinity River Authority, Pollution Control Revenue, Texas
Instruments Inc. Project, AMT, 6.2%, 3/1/2020                         60,000        62,460
Travis County, TX, Housing Finance Corp., Multi-Family Housing
Revenue, Broadmoor Apartments Project, AMT, 5.7%, 6/1/2006 (d)       725,000       753,507
                                                                               -----------
                                                                                41,887,902

Utah 1.3%
Intermountain Power Agency, UT, Power Supply Revenue,
Series A, ETM, 6.15%, 7/1/2014 (d)                                   250,000       271,907
Ogden City, UT, Housing Finance Corp., Section 8 Assisted
Project, Series A, 5.5%, 7/1/2005                                     50,000        51,461
Utah, Single Family Housing Revenue, Series D-2, AMT, 5.0%,
7/1/2018                                                           1,400,000     1,438,164
Utah, Single Family Housing Revenue, Mortgage Revenue,
Series G, AMT, 4.875%, 1/1/2019                                    2,840,000     2,865,901
Utah, Single Family Housing Revenue, Single Family Mortgage,
AMT, 3.875%, 7/1/2014                                              2,560,000     2,537,472
Utah, State GO, Series F, 5.0%, 7/1/2011                           3,405,000     3,660,579
                                                                               -----------
                                                                                10,825,484

Vermont 0.1%
Vermont, State GO, Series A, 6.3%, 1/15/2006                       1,000,000     1,042,330

Virginia 2.7%
Arlington County, VA, General Obligation, Public Improvement
Revenue, 4.0%, 1/15/2006                                           3,755,000     3,874,672
Franklin, VA, Core City GO, 4.875%, 10/1/2008                        310,000       308,363
Harrisonburg, VA, Redevelopment & Housing Authority,
Multi-Family Housing Revenue, 1.08%*, 8/1/2032                     3,800,000     3,800,000
Newport New, VA, School District (REV) Lease, School Board:
2.5%, 11/1/2004                                                      710,000       711,491
2.5%, 11/1/2005                                                      750,000       754,267
2.5%, 11/1/2006                                                      790,000       788,594
3.0%, 11/1/2007                                                      835,000       833,823
3.2%, 11/1/2008                                                      885,000       877,637
3.2%, 11/1/2009                                                      940,000       917,186
3.3%, 11/1/2010                                                      995,000       960,026
3.5%, 11/1/2011                                                    1,055,000     1,012,062
3.65%, 11/1/2012                                                   1,125,000     1,073,160
3.75%, 11/1/2013                                                   1,195,000     1,135,369
4.0%, 11/1/2014                                                    1,270,000     1,208,888
4.1%, 11/1/2015                                                    1,930,000     1,828,443
Pulaski, VA, Hospital & Healthcare Revenue, ETM, 6.375%,
10/1/2007                                                             45,000        48,467
Suffolk, VA, Redevelopment and Housing Authority, Multi-Family
Housing Revenue, Brooke Ridge LLC, 5.25%, 10/1/2018 (d)            1,570,000     1,586,689
Virginia, Water & Sewer Systems Revenue, Series B, 8.7%,
11/1/2011                                                            275,000       276,650
                                                                               -----------
                                                                                21,995,787

Washington 2.5%
King County, WA, Public Housing Revenue, Series A, 5.05%,
7/1/2013 (d)                                                       3,400,000     3,484,558
King County, WA, State GO, Series B, Prerefunded @
102, 5.9%, 12/1/2014                                               7,270,000     8,200,269
Washington, General Obligation, Series A, 5.75%, 7/1/2013          4,275,000     4,558,219
Washington, Housing Finance Authority, Nonprofit Housing Revenue,
Series B, 5.1%, 7/1/2010 (e)                                          60,000        61,999
Washington, Housing Finance Communication, Multi-Family
Revenue, Alderbrook Apartments Project, Series A, Mandatory Put
@ 100, AMT, 4.9%, 7/1/2030 (a) (e)                                 3,000,000     3,030,540
Washington, Housing Finance Communication, Multi-Family Revenue,
Summit Apartments Project, Series A, Mandatory Put @ 100, AMT,
4.9%, 7/1/2030 (a) (e)                                               140,000       141,425
Washington, Housing Finance, Single Family Program, Series 4N,
5.55%, 12/1/2016                                                      35,000        35,383
Washington, Public Power Supply, System Nuclear Project No. 2
Revenue, Series A, 5.6%, 7/1/2009 (d)                              1,000,000     1,083,210
                                                                               -----------
                                                                                20,595,603

West Virginia 2.1%
Braxton County, WV, Pollution Control Revenue, Solid Waste
Disposal, AMT, 6.5%, 4/1/2025                                      4,500,000     4,622,445
West Virginia, School Building Authority Revenue, Capital
Improvements, 5.6%, 7/1/2015 (d)                                   10,915,000   11,955,745
Wood County, WV, Building Community, St. Joseph's Hospital
Parkersburg, ETM, 6.625%, 1/1/2006 (d)                               445,000       457,046
                                                                               -----------
                                                                                17,035,236

Wisconsin 1.8%
Milwaukee, WI, Sewer District, Series A, 5.5%, 10/1/2010           4,615,000     5,011,382
Racine, WI, Water & Sewer Revenue, Waterworks, 2.125%,
9/1/2005                                                           7,400,000     7,403,700
Wisconsin, Hospital & Healthcare Revenue, Health and Educational
Facilities Authority, Aurora Health Care Inc., 5.25%, 8/15/2017 (d)2,125,000     2,243,788
                                                                               -----------
                                                                                14,658,870


Total Municipal Investments (Cost $807,104,824)                                805,689,078

Corporate Bonds 0.2%
BFL Funding IV LLC, 144A, 5.95%, 3/1/2010
(Cost $1,784,575)                                                  1,769,837     1,816,844


                                                                    Shares      Value ($)

Mutual Funds 0.3%
Blackrock Provident Muni Fund
(Cost $2,561,161)                                                  2,561,161     2,561,161



                                                                                Value ($)

Total Investment Portfolio  (Cost $811,450,560)                                810,067,083
                                                                               ==============


* Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rate as of July 31, 2004.

(a) Mandatory Put/Tender Security. The mandatory put/tender date is shown as the maturity date on the Investment Portfolio.

(b) Optional Put Security. The optional put date is shown as the maturity date on the Investment Portfolio.

(c)  Taxable Issue.

(d)  Bond is insured by one of these companies:



                                                                     As a % of
                                                               Total Investment Portfolio
                                                               --------------------------
ACA                   American Capital Access                           1.9
AMBAC              AMBAC Assurance Corp.                                8.7
BIGI                   Bond Investors Guaranty Insurance                0.3
CONNIE LEE     College Construction Loan Insurance Association          0.8
FGIC                  Financial Guaranty Insurance Company              3.1
FSA                   Financial Security Assurance                      2.3
MBIA                 Municipal Bond Investors Assurance                10.8
RADIAN             RADIAN Asset Assurance Incorporated                  2.1


(e)  The security incorporates a letter of credit from a major bank.

AMT: Subject to alternative minimum tax.

ETM: Bonds bearing the description ETM (escrowed to maturity) are collateralized by US Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

Prerefunded: Bonds which are prerefunded are collateralized by US Treasury securities which are held in escrow and are used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Short Term Municipal Bond Fund


By:                                 /s/ Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               September 22, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder Short Term Municipal Bond Fund


By:                                 /s/ Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               September 22, 2004



By:                                 /s/ Charles A. Rizzo
                                    ---------------------------
                                    Charles A. Rizzo
                                    Chief Financial Officer

Date:                               September 22, 2004